Taxation - Additional information (Details) ¥ in Thousands, $ in Millions				12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022
Taxation
Deferred tax liabilities				¥ 0	¥ 0
Unrecognized tax losses carried forwards				1,117,300	1,090,900
Unrecognized deductible temporary differences				¥ 186,200	¥ 95,100
Bottom of range [member]
Taxation
Withholding tax			5.00%
Top of range [member]
Taxation
Withholding tax			10.00%
HONG KONG
Taxation
Applicable tax rate		16.50%
HONG KONG | First HK$2 million
Taxation
Applicable tax rate	8.25%
Assessable profits threshold for two-tiered profits tax regime | $	$ 2
HONG KONG | Excess of HK$2 million
Taxation
Applicable tax rate	16.50%
Assessable profits threshold for two-tiered profits tax regime | $	$ 2
PRC
Taxation
Average effective tax rate				25.00%	25.00%	25.00%